During 2021, the amount of R$ 1,047,500 (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 350,000
Appproval date	Jun. 09, 2021
Payment date	Jul. 20, 2021
Other Equity Interest One [Member]
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 137,500
Appproval date	Sep. 24, 2021
Payment date	Oct. 27, 2021
Other Equity Interest Two [Member]
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 560,000
Appproval date	Dec. 15, 2021
Payment date	Jan. 25, 2022